DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Line Of Credit Facility, Sempra Energy Consolidated [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 4,200
Committed lines of credit, remaining borrowing capacity	$ 3,700
Weighted average interest rate on total short-term debt outstanding	1.09%	0.70%
Line Of Credit Facility, Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 1,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, capacity for issuance of letters of credit	$ 400
Committed lines of credit, outstanding borrowings	0
Line of Credit Facility Maximum Borrowing Capacity Prior Limit	1,067
Line Of Credit Facility, Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 2,210
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, remaining borrowing capacity	$ 1,870
Outstanding commercial paper supported by committed lines of credit	335
Line of Credit Facility Maximum Borrowing Capacity Prior Limit	2,189
Line Of Credit Facility, S D G E [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 750
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, remaining borrowing capacity	$ 582
Outstanding commercial paper supported by committed lines of credit	$ 168
Weighted average interest rate on total short-term debt outstanding	1.01%	0.27%
Weighted average interest rate on commercial paper noncurrent		0.40%
Line Of Credit Facility, So Cal Gas [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 750
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, remaining borrowing capacity	$ 750
Outstanding commercial paper supported by committed lines of credit	0
Weighted average interest rate on total short-term debt outstanding		0.25%
Line Of Credit Facility, California Utilities Combined [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,000
Committed lines of credit, capacity for issuance of letters of credit	250
Line of Credit Facility Maximum Borrowing Capacity Prior Limit	877
Line Of Credit Facility, South American Utilities And Mexico [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,100
Committed lines of credit, remaining borrowing capacity	889
Line Of Credit Facility, IEnova Santander [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Maximum Borrowing Capacity Prior Limit	200
Line Of Credit Facility, IEnova Sumitomo [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Maximum Borrowing Capacity Prior Limit	100
Line Of Credit Facility Sempra Mexico [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	600
Committed lines of credit, remaining borrowing capacity	509
Committed lines of credit, outstanding borrowings	91
Retired Debt Instrument Face Amount	210
Line of Credit Facility Maximum Borrowing Capacity Prior Limit	400
Line Of Credit Facility Sempra South America [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 544
Line Of Credit Facility Peruvian Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Maximum Ratio Of Debt To Equity	170.00%
Committed lines of credit, remaining borrowing capacity	$ 270
Committed lines of credit, outstanding borrowings	154
Bank Guarantee	10
Line Of Credit Facility Chilean Facility [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, remaining borrowing capacity	110
Committed lines of credit, outstanding borrowings	$ 0